Dividends_Dividends(Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends Abstract [Abstract]
Dividends Recognised As Distributions To Owners Of Parent	₩ 759,736	₩ 766,728
Dividends Recognised As Distributions To Owners Per Share	₩ 1,920	₩ 1,920
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners	₩ 861,092	₩ 759,736
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share	₩ 2,210	₩ 1,920